Long-term investments (Tables)	12 Months Ended
Dec. 31, 2021
Long-term investments
Schedule of long-term investments

The Group’s long-term investments consist of equity investments, held-to-maturity investments and other long-term investments.

	As of December 31,
	2020	2021
	RMB	RMB	US$ (Note 2(d))
Equity investments – equity method	43,689	44,415	6,970
Equity investments – measurement alternative	142,199	153,643	24,110
Equity investments - securities (Note 23(a))	—	988	155
Held-to-maturity investments	2,653	2,901	455
Other long-term investments	78,325	—	—
Total	266,866	201,947	31,690